3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Significant Accounting Policies Details Narrative
Cash insured by Federal Deposit Insurance Corporation	$ 250,000
Reserve for impaired inventory	10,000	10,000
Deferred revenue	916,667	0	766,284
Refundable tax assets	$ 24,160	$ 9,080	$ 8,581
Options outstanding	9,020,000	6,920,000
Warrants outstanding	4,977,051	4,377,050